Financial Information By Industry Segment And Geographic Area (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting, Measurement Disclosures [Abstract]
Equity Method Investments [Table Text Block]
Summarized financial information for Ilim which is accounted for under the equity method is presented in the following table. The audited U.S. GAAP financial statements for Ilim are included in Exhibit 99.1 to this Form 10-K.

Balance Sheet

In millions	2016	2015
Current assets	$774	$455
Noncurrent assets	1,351	968
Current liabilities	406	665
Noncurrent liabilities	1,422	715
Noncontrolling interests	22	21

Income Statement

In millions	2016	2015	2014
Net sales	$1,927	$1,931	$2,138
Gross profit	957	971	772
Income from continuing operations	419	254	(387)
Net income attributable to Ilim	391	237	(360)

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Net Sales

In millions	2016	2015	2014
Industrial Packaging	$13,899	$14,240	$14,749
Global Cellulose Fibers	1,092	975	1,046
Printing Papers	4,058	4,056	4,615
Consumer Packaging	1,954	2,940	3,403
Corporate and Intersegment Sales	76	154	(196)
Net Sales	$21,079	$22,365	$23,617

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
Operating Profit

In millions	2016	2015	2014
Industrial Packaging	$1,648	$1,851	$1,893
Global Cellulose Fibers	(179)	68	62
Printing Papers	540	465	(77)
Consumer Packaging	191	(25)	178
Operating Profit	2,200	2,359	2,056

Earnings (loss) from continuing operations before income taxes and equity earnings	956	1,266	872
Interest expense, net	520	555	601
Noncontrolling interests / equity earnings adjustment (a)	1	8	2
Corporate items, net	67	34	49
Corporate special items, net	46	238	320
Non-operating pension expense	610	258	212
Adjusted Operating Profit	$2,200	$2,359	$2,056

Reconciliation of Restructuring and Other Charges from Segments to Consolidated [Table Text Block]
Restructuring and Other Charges

In millions	2016	2015	2014
Industrial Packaging	$7	$—	$7
Global Cellulose Fibers	—	—	—
Printing Papers	—	—	554
Consumer Packaging	9	10	8
Corporate	38	242	277
Restructuring and Other Charges	$54	$252	$846

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Assets

In millions	2016	2015
Industrial Packaging	$14,485	$14,415
Global Cellulose Fibers	3,845	1,021
Printing Papers	3,965	3,724
Consumer Packaging	1,739	2,120
Corporate and other (b)	9,059	8,991
Assets	$33,093	$30,271

Reconciliation of Capital Spending from Segment to Consolidated [Table Text Block]
Capital Spending

In millions	2016	2015	2014
Industrial Packaging	$816	$858	$754
Global Cellulose Fibers	174	129	75
Printing Papers	215	232	243
Consumer Packaging	124	216	233
Subtotal	1,329	1,435	1,305
Corporate and other (b)	19	52	61
Capital Spending	$1,348	$1,487	$1,366

Reconciliation of Depreciation and Amortization from Segment to Consolidated [Table Text Block]
Depreciation, Amortization and Cost of Timber Harvested (c)

In millions	2016	2015	2014
Industrial Packaging	$715	$725	$775
Global Cellulose Fibers	108	73	76
Printing Papers	232	234	291
Consumer Packaging	121	215	223
Corporate	51	47	41
Depreciation and Amortization	$1,227	$1,294	$1,406

Revenue from External Customers by Products and Services [Table Text Block]
External Sales By Major Product

In millions	2016	2015	2014
Industrial Packaging	$13,815	$14,177	$14,642
Global Cellulose Fibers	1,090	986	1,057
Printing Papers	4,062	4,082	4,413
Consumer Packaging	1,953	2,931	3,327
Other	159	189	178
Net Sales	$21,079	$22,365	$23,617

Revenue from External Customers by Geographic Areas [Table Text Block]
Net Sales (d)

In millions	2016	2015	2014
United States (e)	$15,918	$16,554	$16,645
EMEA	2,862	2,770	3,273
Pacific Rim and Asia	718	1,501	1,951
Americas, other than U.S.	1,581	1,540	1,748
Net Sales	$21,079	$22,365	$23,617

Long-lived Assets by Geographic Areas [Table Text Block]	Long-Lived Assets (f)

In millions	2016	2015
United States	$11,158	$9,683
EMEA	1,004	827
Pacific Rim and Asia	246	353
Americas, other than U.S.	1,663	1,085
Corporate	375	398
Long-Lived Assets	$14,446	$12,346